Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalents Balances Components [Text Block]
Cash and cash equivalent balances are detailed as follows
:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThCh$	ThCh$	ThCh$
Cash on hand	242,308	221,071	97,228
Bank balances	71,393,732	64,085,358	45,389,589
Cash	71,636,040	64,306,429	45,486,817
Time deposits	4,356,420	46,723,278	4,804,224
Securities purchased under resale agreements	101,077,015	196,319,058	102,695,758
Investments in mutual funds	5,888,424	10,194,222	16,586,749
Short term investments classified as cash equivalents	106,965,439	206,513,280	119,282,507
Cash equivalents	111,321,859	253,236,558	124,086,731
Overnight deposits	13,411,325	1,471,063	471,054
Total other cash and cash equivalents	13,411,325	1,471,063	471,054
Total	196,369,224	319,014,050	170,044,602

Disclosure Of Cash And Cash Equivalents Currency Composition [Text Block]
The composition of cash and cash equivalents by currency as of
December 31, 2019
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	92,440	3,964	-	6,727	-	-	139,177	-	242,308
Bank balances	48,583,607	10,176,489	2,592,865	1,577,902	1,384,395	2,763,191	3,184,376	1,130,907	71,393,732
Cash	48,676,047	10,180,453	2,592,865	1,584,629	1,384,395	2,763,191	3,323,553	1,130,907	71,636,040
Time deposits	2,450,392	1,906,028	-	-	-	-	-	-	4,356,420
Securities purchased under resale agreements	101,077,015	-	-	-	-	-	-	-	101,077,015
Investments in mutual funds	-	-	-	5,888,424	-	-	-	-	5,888,424
Short term investments classified as cash equivalents	101,077,015	-	-	5,888,424	-	-	-	-	106,965,439
Cash equivalents	103,527,407	1,906,028	-	5,888,424	-	-	-	-	111,321,859
Overnight deposits	-	13,411,325	-	-	-	-	-	-	13,411,325
Total other cash and cash equivalents	-	13,411,325	-	-	-	-	-	-	13,411,325
Total	152,203,454	25,497,806	2,592,865	7,473,053	1,384,395	2,763,191	3,323,553	1,130,907	196,369,224

The composition of cash and cash equivalents by currency as of
December 31, 2018
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,940	5,290	-	5,477	-	-	132,364	-	221,071
Bank balances	39,692,222	17,550,277	954,640	1,039,825	548,975	2,495,748	1,127,401	676,270	64,085,358
Cash	39,770,162	17,555,567	954,640	1,045,302	548,975	2,495,748	1,259,765	676,270	64,306,429
Time deposits	24,755,756	-	-	21,967,522	-	-	-	-	46,723,278
Securities purchased under resale agreements	196,319,058	-	-	-	-	-	-	-	196,319,058
Investments in mutual funds	-	-	-	10,194,222	-	-	-	-	10,194,222
Short term investments classified as cash equivalents	196,319,058	-	-	10,194,222	-	-	-	-	206,513,280
Cash equivalents	221,074,814	-	-	32,161,744	-	-	-	-	253,236,558
Overnight deposits	-	1,471,063	-	-	-	-	-	-	1,471,063
Total other cash and cash equivalents	-	1,471,063	-	-	-	-	-	-	1,471,063
Total	260,844,976	19,026,630	954,640	33,207,046	548,975	2,495,748	1,259,765	676,270	319,014,050

The composition of cash and cash equivalents by currency as of
December 31, 2017
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	75,623	16,154	-	5,451	-	-	-	-	97,228
Bank balances	30,110,816	4,691,411	182,966	1,391,103	718,348	7,758,211	-	536,734	45,389,589
Cash	30,186,439	4,707,565	182,966	1,396,554	718,348	7,758,211	-	536,734	45,486,817
Time deposits	4,804,224	-	-	-	-	-	-	-	4,804,224
Securities purchased under resale agreements	102,695,758	-	-	-	-	-	-	-	102,695,758
Investments in mutual funds	-	-	-	16,586,749	-	-	-	-	16,586,749
Short term investments classified as cash equivalents	102,695,758	-	-	16,586,749	-	-	-	-	119,282,507
Cash equivalents	107,499,982	-	-	16,586,749	-	-	-	-	124,086,731
Overnight deposits	-	471,054	-	-	-	-	-	-	471,054
Total other cash and cash equivalents	-	471,054	-	-	-	-	-	-	471,054
Total	137,686,421	5,178,619	182,966	17,983,303	718,348	7,758,211	-	536,734	170,044,602

Disclosure Of Short term Deposits Classified As Cash Equivalents [Text Block]
The composition of time deposits is detailed as follows:

As of December 31, 2019:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco de Chile	12-27-2019	01-03-2020	CLP	2,450,392	0.12
Banco de Chile	12-27-2019	01-09-2020	USD	1,108,307	0.12
Banco de Chile	12-20-2019	01-10-2020	USD	486,897	0.12
Banco de Chile	12-23-2019	01-06-2020	USD	310,824	0.12
Total				4,356,420

As of
December 31, 2018
:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco de Chile	12-21-2018	01-30-2019	USD	486,812	0.29
Banco de Chile	12-24-2018	01-09-2019	CLP	1,250,613	0.21
Banco de Chile	12-26-2018	01-25-2019	USD	139,017	0.27
Banco de Chile	12-27-2018	01-25-2019	USD	62,548	0.23
Banco Francés - Argentina	12-07-2018	03-07-2019	ARS	5,921,330	0.53
Banco Francés - Argentina	12-12-2018	03-12-2019	ARS	5,110,766	0.50
Banco HSBC - Argentina	12-12-2018	03-12-2019	ARS	4,921,479	0.50
Banco Itaú - Argentina	11-07-2018	01-07-2019	ARS	6,013,947	0.58
Banco Santander - Chile	12-18-2018	01-10-2019	CLP	2,803,033	0.25
Banco Santander - Chile	12-19-2018	01-10-2019	CLP	10,010,400	0.26
Banco Santander - Chile	12-27-2018	01-24-2019	CLP	10,003,333	0.25
Total				46,723,278

As of December 31, 2017:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Consorcio - Chile	12-20-2017	01-03-2018	CLP	4,804,224	0.24
Total				4,804,224

Disclosure Of Composition Of Financial Instruments Under Repurchase Agreement Commitments [Text Block]
The composition of Securities purchased under resale agreements is detailed as follows:

As of
December 31, 2019
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-30-2019	01-02-2020	CLP	1,124,056	0.22
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2019	01-02-2020	CLP	6,176,480	0.22
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-27-2019	01-02-2020	CLP	2,776,880	0.18
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-27-2019	01-02-2020	CLP	489,632	0.18
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-30-2019	01-09-2020	CLP	100,005	0.16
BanChile Corredores de Bolsa S.A.	Banco Bice - Chile	12-27-2019	01-02-2020	CLP	734,448	0.18
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	4,001,333	0.20
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	9,403,133	0.20
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2019	01-03-2020	CLP	12,003,360	0.21
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-27-2019	01-03-2020	CLP	5,001,400	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-27-2019	01-03-2020	CLP	4,001,120	0.21
BancoEstado S.A. Corredores de Bolsa	Scotiabank Sudamericano - Chile	12-27-2019	01-02-2020	CLP	1,192,040	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-27-2019	01-02-2020	CLP	658,478	0.21
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	200,012	0.18
BancoEstado S.A. Corredores de Bolsa	Scotiabank Sudamericano - Chile	12-27-2019	01-09-2020	CLP	1,200,336	0.21
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-24-2020	CLP	331,012	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-30-2019	01-24-2020	CLP	369,030	0.18
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	6,002,000	0.20
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	300,018	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-23-2019	01-06-2020	CLP	1,200,672	0.21
BancoEstado S.A. Corredores de Bolsa	Scotiabank Sudamericano - Chile	12-30-2019	01-16-2020	CLP	3,864,985	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-30-2019	01-16-2020	CLP	5,959,517	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-30-2019	01-16-2020	CLP	1,000,060	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-30-2019	01-16-2020	CLP	376,110	0.18
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	500,167	0.20
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Sudamericano - Chile	12-27-2019	01-06-2020	CLP	8,363,007	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-27-2019	01-06-2020	CLP	639,513	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,500,525	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,211,714	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-26-2019	01-03-2020	CLP	2,289,511	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	814,100	0.21
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Sudamericano - Chile	12-26-2019	01-03-2020	CLP	2,926,683	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	5,705,073	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-26-2019	01-03-2020	CLP	5,109,314	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-26-2019	01-03-2020	CLP	2,950,955	0.21
Total					101,077,015

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of
December 31, 2018
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-17-2018	01-04-2019	CLP	6,807,616	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-20-2018	01-10-2019	CLP	3,552,994	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-10-2019	CLP	1,196,505	0.23
BanChile Corredores de Bolsa S.A.	Banco BICE - Chile	12-21-2018	01-10-2019	CLP	1,997,067	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	709,418	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-21-2018	01-10-2019	CLP	296,155	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	184,213	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-16-2019	CLP	283,475	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-16-2019	CLP	91,813	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-15-2019	CLP	10,004,000	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2018	01-10-2019	CLP	300,885	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	1,100,440	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	490,196	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-10-2019	CLP	5,001,235	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	3,500,840	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	1,500,360	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-13-2018	01-14-2019	CLP	4,105,904	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-14-2018	01-02-2019	CLP	1,094,729	0.24
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-14-2018	01-02-2019	CLP	7,009,520	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-14-2018	01-02-2019	CLP	1,911,598	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-14-2018	01-02-2019	CLP	415,536	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-14-2018	01-02-2019	CLP	5,690,513	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-14-2018	01-30-2019	CLP	250,340	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-20-2018	01-30-2019	CLP	500,440	0.24
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-24-2018	01-10-2019	CLP	199,653	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	950,991	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-26-2018	01-30-2019	CLP	2,634,725	0.24
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-26-2018	01-30-2019	CLP	6,702,680	0.24
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-26-2018	01-30-2019	CLP	4,829,042	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2018	01-30-2019	CLP	8,848,606	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-26-2018	01-30-2019	CLP	6,560,550	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-26-2018	01-30-2019	CLP	1,650,525	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-26-2018	01-30-2019	CLP	4,881,954	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio	12-26-2018	01-30-2019	CLP	3,427,727	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2018	01-15-2019	CLP	3,279,009	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-27-2018	01-15-2019	CLP	472,241	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2018	01-10-2019	CLP	600,200	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-27-2018	01-15-2019	CLP	3,001,000	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	11-30-2018	01-04-2019	CLP	3,899,730	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	11-30-2018	01-04-2019	CLP	2,216,658	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-02-2019	CLP	2,859,342	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-30-2019	CLP	270,405	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-13-2018	01-16-2019	CLP	233,620	0.25
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-13-2018	01-16-2019	CLP	1,969,680	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-13-2018	01-02-2019	CLP	3,550,258	0.25
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-17-2018	01-02-2019	CLP	2,876,187	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-02-2019	CLP	7,880,787	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-17-2018	01-16-2019	CLP	1,474,627	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-16-2019	CLP	1,550,072	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-16-2019	CLP	1,230,260	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-02-2019	CLP	4,911,284	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-19-2018	01-10-2019	CLP	6,881,358	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-19-2018	01-10-2019	CLP	7,941,664	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-19-2018	01-10-2019	CLP	3,822,988	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-19-2018	01-10-2019	CLP	4,451,265	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	1,963,352	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	185,620	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	1,967,453	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	895,503	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	4,802,350	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-24-2018	01-10-2019	CLP	2,602,140	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	2,501,517	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-24-2018	01-09-2019	CLP	900,546	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-30-2019	CLP	1,190,413	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-10-2019	CLP	3,801,316	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-27-2018	01-15-2019	CLP	9,453,276	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-27-2018	01-09-2019	CLP	2,000,692	0.26
Total					196,319,058

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2017:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-12-2017	01-05-2018	CLP	369,413	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-14-2017	01-05-2018	CLP	144,116	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-14-2017	01-05-2018	CLP	6,006,912	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-14-2017	01-05-2018	CLP	196,591	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-14-2017	01-05-2018	CLP	970,704	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-14-2017	01-05-2018	CLP	3,796,772	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-22-2017	01-05-2018	CLP	3,672,751	0.25
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2017	01-05-2018	CLP	2,910,394	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-26-2017	01-05-2018	CLP	1,591,406	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-12-2017	01-05-2018	CLP	2,935,603	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-22-2017	01-05-2018	CLP	2,631,974	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	80,020	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-22-2017	01-03-2018	CLP	5,003,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-05-2018	CLP	2,750,688	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-05-2018	CLP	3,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-28-2017	01-05-2018	CLP	5,001,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2017	01-05-2018	CLP	4,001,000	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Azul - Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-10-2018	CLP	4,251,063	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	3,238,217	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2017	01-10-2018	CLP	2,000,333	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-29-2017	01-10-2018	CLP	1,938,656	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-30-2018	CLP	1,250,313	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	340,057	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-22-2017	01-10-2018	CLP	2,628,752	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,974,698	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-15-2018	CLP	3,800,950	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	950,238	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Internacional - Chile	12-28-2017	01-10-2018	CLP	944,884	0.25
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-28-2017	01-10-2018	CLP	2,000,500	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-28-2017	01-10-2018	CLP	8,475,346	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	225,056	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-30-2018	CLP	8,102,025	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-29-2017	01-10-2018	CLP	2,524,410	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-28-2017	01-10-2018	CLP	3,833,082	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-27-2017	01-08-2018	CLP	1,700,567	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-18-2017	01-18-2018	CLP	290,289	0.23
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-28-2017	01-30-2018	CLP	1,455,543	0.23
BBVA Corredores de Bolsa Ltda.	Scotiabank Azul - Chile	12-28-2017	01-30-2018	CLP	2,425,349	0.23
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	12-27-2017	01-10-2018	CLP	280,086	0.23
Total					102,695,758

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Disclosure Of Acquisition Of Business Payments [Text Block]
Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	13,549,638	59,505,559	49,312,890
Cash flow used for control of subsidiaries or other business (2)	-	49,222,782	7,800,000
Cash flow used in the purchase of non-controlling interests (3)	-	-	1,149,689
Payment for changes in ownership interests in subsidiaries (4)	8,652,268	5,819,495	-
Total	22,201,906	114,547,836	58,262,579

(1)

Corresponds to capital contributions made to Zona Franca Central Cervecera S.A.S.
(
see
Note 16 – Investments accounted using equity method
).
(2)

In 2018, the Company, through its subsidiary, CCU Inversiones S.A. correspond to the acquisition of 15.79% of VSPT (see
Note 1 – General information, letter D)
). In 2017, corresponds to the acquisition of 2.5% of interest in VSPT, through its subsidiary CCU Inversiones S.A. (see
Note 1 – General information, letter D)
).
(3)

Corresponds to the payment for the acquisition of the 40% of Americas Distilling Investment LLC.
(4)

See
Note 15 – Business combinations.
For year 2019 letters
c) and d)
and for year 2018
letters a) and b).